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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)
      104 Summit Ave PO Box 80, Summit, New Jersey          07902-0080
       (Address of principal executive offices)             (Zip code)

                               Gerald P. Sullivan
                               ------------------
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772 Date of fiscal year end: December 31, 2005

Date of reporting period: July 1, 2005 to December 31, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Industry
Leaders(R)
Fund

SEMIANNUAL REPORT to SHAREHOLDERS


DECEMBER 31, 2005

CLAREMONT
--------------------------------
Adviser to Industry Leaders(R) Fund

The Industry Leaders(R) Fund
Semiannual Report
December 31, 2005

Dear Shareholder:

During the first six months, of our eighth fiscal year ending on December 31, 2005, the Industry Leaders(R) Fund Class D increased in value by 5.45%, Class I by 5.49% and Class L by 5.72% . In that same period, the S&P 500 increased by 5.77% and the Lipper Large Core Equity Index increased by 6.79% . The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USAToday (www.USAToday.com).

The Investment Environment

The domestic equity market performed fairly well in 2005; the calendar results are presented in the attached report. The Fund was relatively unchanged for the first six months of 2005, and produced its annual results in the last six months of the year. During this period interest rates were increased by the Federal Reserve and oil prices had risen.

Outlook

We anticipate that the calendar year of 2006 will be as volatile as 2005. The economy has done well for the past few years and the Federal Reserve appears to be at the end of its interest rate tightening campaign. If the economy begins to slow down, that will affect corporate earnings and will hinder the markets upward movement. The Federal Reserve would then reverse its course of interest rate moves and begin to ease credit and lower the Fed Funds target rate. We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value, large cap and small cap, and a balance between equities, fixed income and cash.

Investment Strategy

Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio manager's personal opinion of market direction cannot affect the investment process. Our investment process cannot remove the ups and downs of the market, but in our opinion, it does hold a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets. The investment process reviews the portfolio monthly and evaluates its portfolio investments. There is no guarantee that our strategy will perform as well in the future as it has in the past.

We thank you for the privilege of managing your investments.

Gerald P. Sullivan
President

The following 8 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law. Audited performance tables are found in the financial highlights section of the financial report, which follows page 8 of this report.

Performance Summary - Industry Leaders(R) Fund

                    Growth of an Assumed $10,000 Investment
                           (from 3/17/99 to 12/31/05)

                                  [Line Chart]

                    Industry Leaders(R)    Industry Leaders(R)                    Lipper Large Core
 Value of $10,000     Fund - Class D          Fund - Class I    S&P 500 Index(R)  Equity Fund Index
Inception 3/17/99         10,000                  10,000             10,000             10,000
    June 30, 1999         10,770                  10,770             10,547             10,422
December 31, 1999         10,401                  10,419             11,360             11,296
    June 30, 2000         10,289                  10,368             11,311             11,510
December 31, 2000         10,308                  10,366             10,326             10,464
    June 30, 2001         10,026                  10,104              9,635              9,648
December 31, 2001          9,781                   9,864              9,099              9,121
    June 30, 2002          9,098                   9,179              7,903              7,994
December 31, 2002          8,281                   8,370              7,089              7,184
    June 30, 2003          9,067                   9,172              7,922              7,913
December 31, 2003         10,584                  10,721              9,121              8,966
    June 30, 2004         10,873                  11,028              9,435              9,167
December 31, 2004         11,717                  11,875             10,113              9,709
    June 30, 2005         11,672                  11,840             10,031              9,612
December 31, 2005         12,309                  12,490             10,610             10,264


All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

                          Total Investment Returns (%)
                           (from 3/17/99 to 12/31/05)

                                  [Bar Chart]

                                                                                       Lipper Large
        Industry Leaders(R)   Industry Leaders(R)  Industry Leaders(R)       S&P        Core Equity
          Fund - Class D        Fund - Class I      Fund - Class L       500 Index(R)   Fund Index
1999*         4.01%                  4.19%                n/a               13.60%         12.96%
2000         -0.89%                 -0.51%                n/a               -9.10%         -7.37%
2001         -5.11%                 -4.84%                n/a              -11.88%        -12.83%
2002        -15.34%                -15.15%             -14.85%             -22.09%        -21.23%
2003         27.81%                 28.10%              28.44%              28.67%         24.80%
2004         10.70%                 10.76%              11.11%              10.87%          8.29%
2005          5.05%                  5.18%               5.62%               4.91%          5.72%

*     Inception Class D and Class I 3/17/1999 (Class L Inception 11/30/01)

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 1

                            Annual Investment Returns

                   ILF        ILF         ILF         S&P        Lipper
                 Class D    Class I     Class L    500 Index   Large Core

      1999*       4.01%       4.19%        n/a       13.60%      12.96%
      2000       -0.89%      -0.51%        n/a       -9.10%      -7.37%
      2001       -5.11%      -4.84%        n/a      -11.88%     -12.83%
      2002      -15.34%     -15.15%     -14.85%     -22.09%     -21.23%
      2003       27.81%      28.10%      28.44%      28.67%      24.80%
      2004       10.70%      10.76%      11.11%      10.87%       8.29%
      2005        5.05%       5.18%       5.62%       4.91%       5.72%

      *     Inception 3/17/99

Cumulative Performance - Class D and Class I Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                ILF       ILF         S&P          Lipper
           Value of $10,000    Class D   Class I   500 Index     Large Core

          Inception 3/17/99    10,000    10,000      10,000        10,000
              June 30, 1999    10,770    10,770      10,547        10,422
          December 31, 1999    10,401    10,419      11,360        11,296
              June 30, 2000    10,289    10,368      11,311        11,510
          December 31, 2000    10,308    10,366      10,326        10,464
              June 30, 2001    10,026    10,104       9,635         9,648
          December 31, 2001     9,781     9,864       9,099         9,121
              June 30, 2002     9,098     9,179       7,903         7,994
          December 31, 2002     8,281     8,370       7,089         7,184
              June 30, 2003     9,067     9,172       7,922         7,913
          December 31, 2003    10,584    10,721       9,121         8,966
              June 30, 2004    10,873    11,028       9,435         9,167
          December 31, 2004    11,717    11,875      10,113         9,709
              June 30, 2005    11,672    11,840      10,031         9,612
          December 31, 2005    12,309    12,490      10,610        10,264


                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 2

Cumulative Performance - Class L Share
Inception Date November 30, 2001

                    Growth of an Assumed $10,000 Investment
                          (from 11/30/01 to 12/31/05)

                                  [LINE CHART]

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                              ILF           S&P       Lipper
        Value of $10,000    Class L      500 Index  Large Core

       November 30, 2001     10,000        10,000     10,000
       December 31, 2001     10,245        10,088     10,113
           June 30, 2002      9,550         8,761      8,864
       December 31, 2002      8,724         7,859      7,966
           June 30, 2003      9,574         8,783      8,775
       December 31, 2003     11,204        10,112      9,942
           June 30, 2004     11,540        10,460     10,165
       December 31, 2004     12,449        11,211     10,766
           June 30, 2005     12,437        11,121     10,658
       December 31, 2005     13,148        11,762     11,381

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 3

Comparative Performance

                  Comparative Average Annual Return Performance of The Industry Leaders(R) Fund Class D and Class I (a)(b)

                           ILF             ILF           S&P        Lipper
                         Class D         Class I      500 Index   Large Core

              1 Year      5.05%           5.18%         4.91%        5.72%
              3 Year     14.12%          14.28%        14.38%       12.63%
              5 Year      3.61%           3.80%         0.54%       -0.38%
    Since Inception*      3.10%           3.33%         0.87%        0.38%

    1 year period 12/31/04 to 12/31/05
    3 year period 12/31/02 to 12/31/05
    5 year period 12/31/00 to 12/31/05
      * Inception date 3/17/99, From Inception 3/17/99 to 12/31/05.
(a)   Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 IndexR. The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                  Comparative Average Annual Return Performance
                 of The Industry Leaders(R) Fund Class L (a)(b)

                                     ILF           S&P          Lipper
                                   Class L      500 Index     Large Core

                        1 Year      5.62%         4.91%          5.72%
                       3 Years     14.65%         14.38%        12.63%
              Since Inception*      6.93%         4.05%          3.22%

      1 year period 12/31/04 to 12/31/05
      *Inception date 11/30/01, From Inception 11/30/01 to 12/31/05.
(a)   Past performance is not indicative of future performance.
(b) Industry Leaders(R) Fund Class L is net of all expenses, versus the gross market benchmark the S&P 500 IndexR. The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 4

About the Fund's Expenses
(Unaudited)

As a shareholder of the Industry Leaders(R) Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders(R) Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2005 through December 31, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders(R) Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 5

----------------------------------------------------------------------------------------------------------
Six Months Ended December 31, 2005
----------------------------------------------------------------------------------------------------------
                           Beginning        Ending           Expenses      Annualized         Total Return
                           Account          Account          Paid          Expense
                           Value July 1,    Value            During        Ratio
                           2005             December         Period*
Industry Leaders(R) Fund                    30, 2005
----------------------------------------------------------------------------------------------------------
Based on Actual Fund Return (semi annual return - not annualized)
----------------------------------------------------------------------------------------------------------
Class I                    $     1,000.00   $     1,054.89   $    4.09      0.79%             5.49%
----------------------------------------------------------------------------------------------------------
Class L                          1,000.00         1,057.16        1.97      0.38%             5.72%
----------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Yearly Return (annualized return)
----------------------------------------------------------------------------------------------------------
Class I                    $     1,000.00   $     1,021.22   $    4.02      0.79%             5.00%**
----------------------------------------------------------------------------------------------------------
Class L                          1,000.00         1,023.29        1.94      0.38%             5.00%**
----------------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.79% for Class I Shares and 0.38% for Class L. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of in the most recent 12-month period.
**    The 5.00%annualized rate of return is gross of fees.

-------------------------------------------------------------------
Expense Ratios: Industry Leaders(R) Fund compared to its peer group
-------------------------------------------------------------------
                                                      Average
                             Class I     Class L    Large-Cap
                             Shares      Shares     Core Fund*
-------------------------------------------------------------------
Industry Leaders(R) Fund      0.79%       0.38%       1.35%
-------------------------------------------------------------------
* Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.
-------------------------------------------------------------------

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 6

Fund Portfolio Holdings- Broken down by Economic Sector
(Unaudited)

                              Industry Leaders Fund
                          Breakdown by Economic Sector
                                December 31, 2005

                                  [Pie Chart]
                Information      Manufacturing     Service
                  Economy           Economy        Economy    Cash

                   18.0%             31.7%          50.1%     0.1%

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2004 35.0%) and hypothetical sales (for 2004 15.0%) . These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 7

Average Annual Total Returns
Periods Ended December 31, 2005

                                                                                          Since
Industry Leaders(R) Fund Class D               1 Year       3 Years       5 Years       Inception*
Return before Taxes                             5.05%        14.12%         3.61%         3.10%
Return After Taxes on Distributions             3.32%        12.81%         2.77%         2.26%
Return After Taxes on Distributions and
Sale of Fund Shares                             2.16%         9.48%         2.33%         1.94%

Industry Leaders(R) Fund Class I
Return before Taxes                             5.18%        14.28%         3.80%         3.33%
Return After Taxes on Distributions             9.07%         5.54%         1.81%         1.85%
Return After Taxes on Distributions and
Sale of Fund Shares                             2.23%         9.57%         2.37%         2.02%

S&P 500 Index***                                4.91%        14.38%         0.54%         0.87%
Lipper Large Core Equity Fund Index             5.72%        12.63%        -0.38%         0.38%

                                                                                          Since
Industry Leaders(R) Fund Class L               1 Year       3 Years       5 Years       Inception**
Return before Taxes                             5.62%        14.65%          n/a         6.93%
Return After Taxes on Distributions             9.35%         5.78%          n/a         4.82%
Return After Taxes on Distributions and
Sale of Fund Shares                             2.37%         9.78%          n/a         4.94%

S&P 500 Index(R)***                             4.91%        14.38%          n/a         4.05%
Lipper Large Core Equity Fund Index             5.72%        12.63%          n/a         3.22%

*     Class D & Class I inception date 3/17/99, from inception 3/17/99 to
      12/31/05
**    Class L inception date 11/30/01, from inception 11/30/01 to 12/31/05
***   Reflects no deduction for fees, expenses, or taxes

                                     Industry Leaders(R) Fund Semi Annual Report
                                                      December 31, 2005 - Page 8

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - 101.86%

--------------------------------------------------------------------------
Information Economy - 18.35%                           Shares      Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Hardware - 8.37%
   -----------------------------------------------------------------------

      Computer and Peripherals - 3.12%
      Hewlett-Packard Company                           6,165      176,504
      International Business Machines Corporation         765       62,883
                                                                ----------
                                                                   239,387
                                                                ----------
      Data Networking - 1.62%
      Cisco Systems, Inc. (a)                           7,270      124,462
                                                                ----------

      Semiconductor - 3.19%
      Intel Corporation                                 7,050      175,968
      Texas Instruments Incorporated                    2,140       68,630
                                                                ----------
                                                                   244,598
                                                                ----------
      Semiconductor Capital Equipment - 0.44%
      Applied Materials, Inc. (a)                       1,900       34,086
                                                                ----------
   Total Hardware                                                  642,533
                                                                ----------

   ------------------------------------------------------------------------
   Media - 1.77%
   ------------------------------------------------------------------------

      Newspaper - 1.43%
      Gannett Co., Inc.                                 1,810      109,632
                                                                ----------

      Publishing - 0.34%
      The McGraw-Hill Companies Inc.                      500       25,815
                                                                ----------
   Total Media                                                     135,447
                                                                ----------

   -----------------------------------------------------------------------
   Software - 3.93%
   -----------------------------------------------------------------------

      Computer Software & Services - 3.93%
      Microsoft Corporation                             6,690      174,944
      Oracle Corporation (a)                           10,375      126,679
                                                                ----------
   Total Software                                                  301,623
                                                                ----------

   -----------------------------------------------------------------------
   Telecommunications - 4.28%
   -----------------------------------------------------------------------

      Telecommunications Services - 4.28%
      AT&T Inc.                                         6,720      164,573
      Verizon Communications Inc.                       5,440      163,853
                                                                ----------

   Total Telecommunications                                        328,426
                                                                ----------

--------------------------------------------------------------------------
Total Information Economy                                        1,408,029
--------------------------------------------------------------------------

Schedule of Investments Page 1, Semi Annual Report page 9

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Manufacturing Economy - 32.37%                        Shares       Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Consumer Goods - 6.54%
   -----------------------------------------------------------------------

      Apparel - 0.39%
      VF Corporation                                      540       29,884
                                                                ----------
      Beverage (Alcoholic) - 0.31%
      Anheuser-Busch Companies Inc.                       560       24,058
                                                                ----------

      Beverage (Soft Drinks) - 1.08%
      Coca-Cola Company                                 2,050       82,636
                                                                ----------

      Food Processing - 2.61%
      Unilever NV                                       2,000      137,300
      Archer Daniels Midland Company                    2,550       62,883
                                                                ----------
                                                                   200,183
                                                                ----------
      Household Products - 0.75%
      Procter & Gamble Company                            990       57,301
                                                                ----------

      Recreation - 0.95%
      Carnival Corporation                              1,360       72,719
                                                                ----------

      Shoe - 0.28%
      Nike Inc. - Class B                                 250       21,698
                                                                ----------

      Toiletries/Cosmetics - 0.17%
      The Estee Lauder Companies Inc.                     380       12,722
                                                                ----------

   Total Consumer Goods                                            501,201
                                                                ----------

   -----------------------------------------------------------------------
   Energy - 9.90%
   -----------------------------------------------------------------------

      Oilfield Services - 1.63%
      Schlumberger Limited                              1,290      125,324
                                                                ----------

      Petroleum Integrated - 7.33%
      Chevron Corporation                               3,028      171,900
      ConocoPhillips Company                            2,880      167,558
      Exxon Mobil Corporation                           2,958      166,151
      Occidential Petroleum Corporation                   700       55,916
                                                                ----------
                                                                   561,525
                                                                ----------
      Petroleum Producing - 0.94%
      Apache Corporation                                1,056       72,357
                                                                ----------

   Total Energy                                                    759,206
                                                                ----------

Schedule of Investments Page 2, Semi Annual Report page 10

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Manufacturing Economy - continued                     Shares       Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Industrial Materials - 15.46%
   -----------------------------------------------------------------------

      Aerospace & Defense - 1.80%
      The Boeing Company                                1,960      137,670
                                                                ----------
      Auto Parts OEM - 0.90%
      Johnson Controls, Inc.                              950       69,265
                                                                ----------
      Cement & Aggregates - 0.20%
      Vulcan Materials Company                            230       15,583
                                                                ----------
      Chemical Basic - 0.93%
      The Dow Chemical Company                          1,620       70,988
                                                                ----------
      Chemical Diversified - 0.89%
      3M Company                                          880       68,200
                                                                ----------
      Chemical Specialty - 0.74%
      Praxair, Inc.                                     1,070       56,667
                                                                ----------
      Diversified - 2.85%
      Honeywell International Inc.                      1,120       41,720
      United Technologies Corporation                   3,160      176,676
                                                                ----------
                                                                   218,396
                                                                ----------
      Electrical Equipment - 3.67%
      Emerson Electric Co.                              1,410      105,327
      General Electric Company                          5,015      175,776
                                                                ----------
                                                                   281,103
                                                                ----------

Schedule of Investments Page 3, Semi Annual Report page 11




See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Manufacturing Economy - continued                     Shares      Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Industrial Materials - Continued
   -----------------------------------------------------------------------

      Furniture/Home Furnishing - 0.29%
      Leggett & Platt, Incorporated                       960       22,042
                                                                ----------
      Gold/Silver Mining - 0.44%
      Barrick Gold Corporation                          1,215       33,862
                                                                ----------
      Machinery - 1.27%
      Caterpillar Inc.                                  1,680       97,054
                                                                ----------
      Metal Fabricating - 0.40%
      Illinois Tool Works Inc.                            350       30,797
                                                                ----------
      Metals & Mining - 0.79%
      Alcoa Inc.                                        2,060       60,914
                                                                ----------
      Steel General - 0.29%
      Nucor Corporation                                   330       22,018
                                                                ----------

   Total Industrial Materials                                    1,184,559
                                                                ----------
   -----------------------------------------------------------------------
   Utilities - 0.47%
   -----------------------------------------------------------------------

      Natural Gas Distribution - 0.47%
      KeySpan Corporation                               1,000       35,690
                                                                ----------
   Total Utilities                                                  35,690
                                                                ----------

--------------------------------------------------------------------------
Total Manufacturing Economy                                      2,480,656
--------------------------------------------------------------------------

Schedule of Investments Page 4, Semi Annual Report page 12




See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Service Economy - 51.14%                               Shares     Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Business Services - 2.12%
   -----------------------------------------------------------------------

      Advertising - 0.30%
      Omnicom Group Inc.                                  270       22,985
                                                                ----------
      Air Transport - 0.97%
      United Parcel Service of America, Inc. - Class B    985       74,023
                                                                ----------
      Building Materials - 0.38%
      Fluor Corporation                                   380       29,359
                                                                ----------
      Industrial Services - 0.47%
      Cintas Corporation                                  880       36,238
                                                                ----------

   Total Business Services                                         162,605
                                                                ----------

   -----------------------------------------------------------------------
   Consumer Services - 6.18%
   -----------------------------------------------------------------------

      Building Supplies - 1.13%
      The Home Depot, Inc.                              2,140       86,627
                                                                ----------
      Food Wholesalers - 0.15%
      SYSCO Corporation                                   375       11,644
                                                                ----------
      Pharmacy Services - 0.94%
      Walgreen Company                                  1,620       71,701
                                                                ----------
      Restaurant - 0.86%
      McDonald1s Corporation                            1,960       66,091
                                                                ----------
      Retail Stores - 3.10%
      Target Corporation                                1,150       63,216
      Wal-Mart Stores Inc.                              3,735      174,798
                                                                ----------
                                                                   238,014
                                                                ----------
   Total Consumer Services                                         474,077
                                                                ----------

Schedule of Investments Page 5, Semi Annual Report page 13




See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Service Economy - 51.14% - continued                  Shares       Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Financial Services - 31.67%
   -----------------------------------------------------------------------

      Banks - 8.25%
      Bank of America Corporation                       3,720      171,678
      JP Morgan Chase & Co.                             4,252      168,762
      Wachovia Corporation                              3,190      168,623
      Wells Fargo & Co.                                 1,960      123,147
                                                                ----------
                                                                   632,210
                                                                ----------
      Financial Services Diversified - 9.57%
      American Express Company                          3,430      176,508
      American International Group, Inc.                2,545      173,645
      Citigroup Inc.                                    3,641      176,698
      Countrywide Financial Corporation                 3,040      103,938
      The Hartford Financial Services Group, Inc.       1,200      103,068
                                                                ----------
                                                                   733,857
                                                                ----------
      Insurance - Life - 3.23%
      MetLife Inc.                                      3,590      175,910
      Prudential Financial Inc.                           980       71,726
                                                                ----------
                                                                   247,636
                                                                ----------
      Insurance Property & Casualty - 5.92%
      Allstate Insurance Company                        3,255      175,998
      Berkshire Hathaway Inc Bo(a)                         61      179,066
      Chubb Corporation                                 1,010       98,627
                                                                ----------
                                                                   453,691
                                                                ----------
      Securities Brokerage - 3.45%
      Merrill Lynch & Co.                               2,620      177,453
      Morgan Stanley                                    1,540       87,380
                                                                ----------
                                                                   264,833
                                                                ----------
      Thrift - 1.25%
      Golden West Financial Corporation                 1,450       95,700
                                                                ----------
Total Financial Services                                         2,427,927
                                                                ----------

Schedule of Investments Page 6, Semi Annual Report page 14

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2005 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------
Service Economy - continued                           Shares       Value
--------------------------------------------------------------------------

   -----------------------------------------------------------------------
   Healthcare Services - 11.17%
   -----------------------------------------------------------------------

      Biotechnology - 0.86%
      Amgen Inc. (a)                                      840       66,242
                                                                ----------

      Drugs - 4.35%
      Eli Lilly & Co.                                   1,390       78,660
      Merck & Co. Inc.                                  2,510       79,843
      Pfizer Inc.                                       7,515      175,250
                                                                ----------
                                                                   333,753
                                                                ----------
      Managed Care - 2.19%
      UnitedHealth Group Incorporated                   2,698      167,654
                                                                ----------

      Medical Supplies - 3.77%
      Abbott Laboratories, Inc.                         2,870      113,164
      Johnson & Johnson                                 2,930      176,093
                                                                ----------
                                                                   289,257
                                                                ----------
   Total Healthcare Services                                       856,906
                                                                ----------

--------------------------------------------------------------------------
Total Service Economy                                            3,921,515
--------------------------------------------------------------------------

==========================================================================
Total Common Stock                                               7,810,200
==========================================================================
 (Cost $6,759,329)
                                                    Principal
 Money Market Securities - 0.15%                       Amount
 Fiduciary Money Market Fund, 2.00% (b)                11,710       11,710
 (Cost $11,710)

==========================================================================
TOTAL INVESTMENTS - 102.01%                                      7,821,910
==========================================================================
 (Cost $6,771,039)

 LIABILITIES IN EXCESS OF OTHER ASSETS - 2.01%                    (156,391)
                                                                ----------

==========================================================================
NET ASSETS - 100%                                                7,665,519
==========================================================================

(a)   Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2005

Sector breakdowns provided by Morningstar

Schedule of Investments Page 7, Semi Annual Report page 15

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund                                   December 31, 2005
Statement of Assets & Liabilities
(Unaudited)

----------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------

Investment in Securities ($6,771,039)                            $ 7,821,910
Cash                                                                  51,030
Dividends receivable                                                   9,255
Receivable for investments sold                                      195,533
                                                                 -----------
  Total assets                                                     8,077,728

----------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------
Accrued investment advisory fee payable            $  1,973
Accrued administration fee payable                    2,425
Payable for investments purchased                   407,811
                                                   --------

  Total liabilities                                                  412,209
                                                                 -----------

============================================================================
Net Assets                                                       $ 7,665,519
============================================================================

Net Assets consist of:

Paid in capital                                                  $ 6,876,342
Accumulated undistributed net investment income                       21,389
Accumulated net realized gain (loss) on investments                 (283,076)
Net unrealized appreciation (depreciation) on investments          1,050,864
                                                                 -----------

============================================================================
Net Assets                                                       $ 7,665,519
============================================================================

----------------------------------------------------------------------------
Class D:
----------------------------------------------------------------------------
Net Asset Value, offering price and redemption                   ===========
 price per share ($2,385,310 / 227,514 shares)                   $     10.48
                                                                 ===========

----------------------------------------------------------------------------
Class I:
----------------------------------------------------------------------------

Net Asset Value, offering price and redemption                   ===========
 price per share ($3,010,122 / 290,021 shares)                   $     10.38
                                                                 ===========

----------------------------------------------------------------------------
Class L:
----------------------------------------------------------------------------

Net Asset Value, offering price and redemption                   ===========
 price per share ($2,270,087 / 213,813 shares)                   $     10.62
                                                                 ===========
Semi Annual Report page 16

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Statement of Operations for the six month period ended December 31, 2005 (Unaudited)

--------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------
Dividend income                                                  $  75,744
Interest income                                                        261
                                                                 ---------
Total Income                                                        76,005

--------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------
Administration fee - Class D                        $    5,757
Administration fee - Class I                             7,246
Administration fee - Class L                             1,019
Investment advisory fee                                 11,783
                                                    ----------
Total operating expenses                                            25,805
                                                                 ---------
Net Investment Income                                               50,200
                                                                 ---------

--------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)
--------------------------------------------------------------------------

Net realized gain (loss) on investment securities       77,419
Change in net unrealized appreciation
   (depreciation) on investment securities             296,467
                                                    ----------
Net gain (loss) on investment securities                           373,886
                                                                 ---------
Net increase in net assets resulting from operations             $ 424,086
                                                                 =========

Semi Annual Report page 17

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Statements of Changes in Net Assets
(Unaudited)

                                                                  Six Months
                                                                     ended         Year ended
                                                                  December 31,      June 30,
                                                                      2005            2005
                                                                  ------------    ------------
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
------------------------------------------------------------------------------------------------

  Net investment income                                             $     50,200    $    113,957
  Net realized gain (loss) on investment securities                       77,419         396,402
  Change in net unrealized appreciation (depreciation)                   296,467          34,847
                                                                    ------------    ------------
  Net increase (decrease) in net assets resulting from operations        424,086         545,206
                                                                    ------------    ------------

------------------------------------------------------------------------------------------------
Distributions to shareholders
------------------------------------------------------------------------------------------------
  From net investment income
  Class D                                                                (24,367)        (29,438)
  Class I                                                                (30,527)        (38,867)
  Class L                                                                (37,722)        (42,401)
  From net realized gain                                                (283,679)       (232,865)
                                                                    ------------    ------------
  Total distributions                                                   (376,295)       (343,571)

------------------------------------------------------------------------------------------------
Share Transactions - net increase
------------------------------------------------------------------------------------------------
  Class D
    Purchased                                                                 --              --
    Redeemed                                                                  --          (4,885)
    Reinvested Dividends                                                 113,354          97,341
                                                                    ------------    ------------
  Total Class D                                                          113,354          92,456
  Class I
    Purchased                                                             37,672           8,800
    Redeemed                                                                  --        (103,190)
    Reinvested Dividends                                                 143,931         125,399
                                                                    ------------    ------------
  Total Class I                                                          181,603          31,009
  Class L
    Purchased                                                             54,000         153,731
    Redeemed                                                            (542,878)        (79,912)
    Reinvested Dividends                                                 119,008         120,831
                                                                    ------------    ------------
  Total Class L                                                         (369,870)        194,650
 Net increase in net assets resulting
  from share transactions                                                (74,913)        318,115
                                                                    ------------    ------------
  Total increase (decrease) in net assets                                (27,122)        519,750

------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
  Beginning of period                                                  7,692,641       7,172,891
                                                                    ------------    ------------
  End of period (including accumulated undistributed net
    investment income of $21,389 and $63,804 respectively)          $  7,665,519    $  7,692,641
                                                                    ============    ============

Semi Annual Report page 18

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class D
Financial Highlights
(Unaudited)

                                      Six months
                                         ended             Year Ended      Year Ended        Year Ended       Year Ended
                                      December 31,          June 30,         June 30,         June 30,         June 30,
                                          2005                2005             2004             2003             2002
                                      ------------        ------------     ------------     ------------     ------------
-------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $      10.43        $      10.15     $       8.54     $       8.66     $       9.61
                                      ------------        ------------     ------------     ------------     ------------
Income from investment operations
 Net investment income (a)                    0.06                0.14             0.10             0.09             0.08
 Net realized and unrealized gain /
  (loss)                                      0.51                0.61             1.60            (0.13)           (0.96)
                                      ------------        ------------     ------------     ------------     ------------
Total from investment operations              0.57                0.75             1.70            (0.04)           (0.88)
                                      ------------        ------------     ------------     ------------     ------------
Distributions
 Net investment income                       (0.11)              (0.14)           (0.09)           (0.08)           (0.07)
 Net realized gains                          (0.41)              (0.33)              --               --               --
                                      ------------        ------------     ------------     ------------     ------------
Total Distributions                          (0.52)              (0.47)           (0.09)           (0.08)           (0.07)

-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $      10.48        $      10.43     $      10.15     $       8.54     $       8.66
                                      ============        ============     ============     ============     ============
-------------------------------------------------------------------------------------------------------------------------

Total Return                                  5.45%(b)            7.35%           19.92%           (0.35)%          (9.16)%

Ratios and Supplemental Data
Net assets, end of period (000)       $      2,385        $      2,261     $      2,111     $      1,832     $      1,017
Ratio of expenses to average net
  assets after expense waiver                 0.79%(c)            0.79%            0.86%            0.95%            0.95%
Ratio of expenses to average net
  assets before expense waiver                0.79%(c)            0.79%            0.95%            0.95%            0.95%
Ratio of net investment income to
  average net assets                          1.16%(c)            1.38%            1.00%            1.11%            0.85%
Portfolio turnover rate                      43.84%(c)           72.95%           63.87%           64.13%           65.53%

Semi Annual Report page 19

(a)   Per share amounts were calculated using the average shares method
(b)   For periods of less than a full year, total returns are not annualized.
(c)   Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class I
Financial Highlights
(Unaudited)

                                      Six months
                                        ended             Year Ended      Year Ended       Year Ended        Year Ended
                                     December 31,          June 30,         June 30,         June 30,         June 30,
                                         2005                2005             2004             2003             2002
                                     ------------        ------------     ------------     ------------     ------------
------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $      10.33        $      10.06     $       8.46     $       8.58     $       9.65
                                     ------------        ------------     ------------     ------------     ------------
Income from investment operations
  Net investment income (a)                  0.06                0.14             0.12             0.11             0.11
  Net realized and unrealized gain
  / (loss)                                   0.51                0.61             1.59            (0.13)           (0.97)
                                     ------------        ------------     ------------     ------------     ------------
Total from investment operations             0.57                0.75             1.71            (0.02)           (0.86)
                                     ------------        ------------     ------------     ------------     ------------
Distributions
  Net investment income                     (0.11)              (0.15)           (0.11)           (0.10)           (0.21)
  Net realized gains                        (0.41)              (0.33)              --               --               --
                                     ------------        ------------     ------------     ------------     ------------
Total Distributions                         (0.52)              (0.48)           (0.11)           (0.10)           (0.21)

------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $      10.38        $      10.33     $      10.06     $       8.46     $       8.58
                                     ============        ============     ============     ============     ============
------------------------------------------------------------------------------------------------------------------------

Total Return                                 5.49%(b)            7.36%           20.24%           (0.08)%          (8.91)%

Ratios and Supplemental Data
Net assets, end of period (000)      $      3,010        $      2,817     $      2,714     $      1,772     $        959
Ratio of expenses to average net
 assets after expense waiver                 0.79%(c)            0.79%            0.64%            0.70%            0.70%
Ratio of expenses to average net
 assets before expense waiver                0.79%(c)            0.79%            0.70%            0.70%            0.70%
Ratio of net investment income to
 average net assets                          1.16%(c)            1.38%            1.22%            1.36%            1.19%
Portfolio turnover rate                     43.84%(c)           72.95%           63.87%           64.13%           65.53%


Semi Annual Report page 20

(a)   Per share amounts were calculated using the average shares method
(b)   For periods of less than a full year, total returns are not annualized.
(c)   Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class L
Financial Highlights
(Unaudited)

                                     Six months                                                              Period
                                       ended             Year Ended      Year Ended       Year Ended          ended
                                    December 31,          June 30,         June 30,         June 30,         June 30,
                                        2005                2005             2004             2003           2002 (a)
                                    ------------        ------------     ------------     ------------     ------------
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $      10.61        $      10.31     $       8.67     $       8.79     $       9.21
                                    ------------        ------------     ------------     ------------     ------------
Income from investment operations
 Net investment income (d)                  0.09                0.19             0.14             0.14             0.07
 Net realized and unrealized gain
  / (loss)                                  0.52                0.62             1.63            (0.13)           (0.48)
                                    ------------        ------------     ------------     ------------     ------------
Total from investment operations            0.61                0.81             1.77             0.01            (0.41)
                                    ------------        ------------     ------------     ------------     ------------
Distributions
 Net investment income                     (0.19)              (0.18)           (0.13)           (0.13)           (0.01)
 Net realized gains                        (0.41)              (0.33)              --               --               --
                                    ------------        ------------     ------------     ------------     ------------
Total Distributions                        (0.60)              (0.51)           (0.13)           (0.13)           (0.01)

-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $      10.62        $      10.61     $      10.31     $       8.67     $       8.79
                                    ============        ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------------------

Total Return                                5.72%(b)            7.78%           20.54%            0.26%           (4.45)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)     $      2,270        $      2,672     $      2,347     $      1,603     $      1,587
Ratio of expenses to average net
  assets                                    0.38%(c)            0.38%            0.38%            0.38%            0.38%(c)
Ratio of net investment income to
  average net assets                        1.56%(c)            1.79%            1.47%            1.71%            1.22%
Portfolio turnover rate                    43.84%(c)           72.95%           63.87%           64.13%           65.53%(c)

Semi Annual Report page 21

(a)   November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)   For periods of less than a full year, total returns are not annualized.
(c)   Annualized
(d)   Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                          December 31, 2005 - continued

NOTE 1. ORGANIZATION

      Industry Leaders(R) Fund (the "Fund" or "Trust") was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

      The Fund is currently authorized to distribute three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - The Fund's investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its "fair value" by the committee ("Pricing Committee") established by the Fund's Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund's Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

      Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser, Claremont Investment Partners(R), LLC believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                          December 31, 2005 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Therefore, no federal tax provision is required.

Dividends and Distributions - The Fund intends to comply with federal tax regulations regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains the Adviser to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.30% of the average daily net assets of the Fund. For the six month period ending December 31, 2005, the Adviser received from the Fund a fee of $11,783 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.49% of the average daily net assets of Class D and I Shares. The Adviser is entitled to receive a fee of 0.08% of the average daily net assets of Class L Shares. For the six month period ending December 31, 2005, the Adviser received from the Fund a fee of $14,022 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                          December 31, 2005 - continued

NOTE 4. SHARE TRANSACTIONS

      As of December 31, 2005, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2005 was $6,876,342. As of June 30, 2004, Class D Shares are no longer offered for sale.

Transactions in shares were as follows:

                                  Six months ended                        Year ended
                                  December 31, 2005                     June 30, 2005

Class D:                       Shares            Dollars           Shares           Dollars
Shares Sold                            --                --                --               --
Shares issued in
reinvestment of dividend           10,734           113,354             9,288           97,341
Shares Redeemed                                                          (477)           (4,885)
                           --------------    --------------    --------------   --------------
Total                              10,734    $      113,354             8,811   $       92,456

                                  Six months ended                        Year ended
                                  December 31, 2005                     June 30, 2005

Class I:                       Shares            Dollars           Shares           Dollars

Shares Sold                         3,542            37,672               869            8,800
Shares issued in
reinvestment of dividend           13,760           143,931            12,081          125,399
Shares Redeemed                                                        (9,971)         (103,190)
                           --------------    --------------    --------------   --------------
Total                              17,302    $      181,603             2,979   $       31,009

                                  Six months ended                        Year ended
                                  December 31, 2005                     June 30, 2005

Class L:                       Shares            Dollars           Shares           Dollars
Shares Sold                         5,034            54,000            15,010          153,731
Shares issued in
reinvestment of dividend           11,122           119,008            11,356          120,831
Shares Redeemed                   (48,837)         (542,878)           (7,592)         (79,912)
                           --------------    --------------    --------------   --------------
Total                             (32,681)   $     (369,870)           18,774   $      194,650

NOTE 5. INVESTMENTS

      For the six months period ended December 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $1,696,258 and $1,932,622, respectively. As of December 31, 2005, the gross unrealized appreciation for all securities on a tax basis totaled $1,249,867 and the gross unrealized depreciation for all securities totaled $238,293 for a net unrealized appreciation of $1,011,574. The aggregate cost of securities for federal income tax purposes at December 31, 2005 was $6,810,330. The difference between book cost of securities and tax cost of securities is due to wash sales of $39,291.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                          December 31, 2005 - continued

NOTE 6. RELATED PARTY TRANSACTIONS

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 65% and is deemed a control person.

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2005 and 2004 were as follows:

Distributions paid from:         2005         2004
Ordinary Income            $  110,706   $   66,552
Long-Term Capital Gain          1,305            0
Short-Term Capital Gain       231,560            0
                           -----------------------
                           $  343,571   $   66,552
                           =======================

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)   $   70,488
Undistributed Long-Term Capital Gain (Losses)          40,664
Unrealized Appreciation (Depreciation)                630,233
                                                   ----------
                                                   $  741,385

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 8. SECURITY PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.

Item 2. Code of Ethics.

Only effective for annual reports

      (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      (b) For purposes of this item, the term "Code of Ethics" means written standards that are reasonably designed to deter wrongdoing ant to promote:

            (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

            (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

            (3) Compliance with applicable governmental laws, rules and regulations;

            (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

            (5) Accountability for adherence to the Code.

      (c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of the item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge upon request pursuant to paragraph (f)(3) of this Item.

      (d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the Items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted and the date of the waiver.

      (e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

      (f) The registrant must:

            (1) File with the Commission, pursuant to Item 11(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

            (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

            (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


Item 3. Audit Committee Financial Expert.

Only effective for annual reports

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a - 2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert


Item 4. Principal Accountant Fees and Services.

Only effective for annual reports

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

Not Applicable

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 18c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant's audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6. Schedule of Investments

Not Applicable

      File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers..

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

      Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

      (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      The registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is likely to materially affect, the registrant's control over financial reporting.


Item 12. Exhibits.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders(R) Fund
--------------------------------------------------------------------------------

By (Signature and Title)        /s/ Gerald P. Sullivan
                        --------------------------------------------------------
                          Gerald P. Sullivan, President

Date March 10, 2006
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Gerald P. Sullivan
                        ----------------------------------------------------
                          Gerald P. Sullivan, President

Date March 10, 2006
--------------------------------------------------------------------------------

By (Signature and Title)      /s/ Gerald P. Sullivan
                        --------------------------------------------------------
                          Gerald P. Sullivan, Treasurer

Date March 10, 2006
--------------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.